Loans Receivable - Scheduled of loans receivable by property type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal Outstanding	$ 1,596.9	$ 1,573.8
Fair Value	$ 1,562.6	$ 1,572.1
% of Fair Value	100.00%	100.00%
Credit Concentration Risk | Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of Fair Value	100.00%	100.00%
Office
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal Outstanding	$ 794.5	$ 769.3
Fair Value	$ 778.4	$ 768.0
Office | Credit Concentration Risk | Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of Fair Value	49.90%	48.80%
Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal Outstanding	$ 194.3	$ 199.6
Fair Value	$ 194.3	$ 199.6
Industrial | Credit Concentration Risk | Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of Fair Value	12.40%	12.70%
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal Outstanding	$ 128.6	$ 158.5
Fair Value	$ 126.5	$ 158.5
Retail | Credit Concentration Risk | Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of Fair Value	8.10%	10.10%
Storage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal Outstanding	$ 82.0	$ 82.0
Fair Value	$ 73.8	$ 82.0
Storage | Credit Concentration Risk | Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of Fair Value	4.70%	5.20%
Apartments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal Outstanding	$ 262.2	$ 229.1
Fair Value	$ 259.7	$ 228.8
Apartments | Credit Concentration Risk | Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of Fair Value	16.60%	14.60%
Hotel
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal Outstanding	$ 135.3	$ 135.3
Fair Value	$ 129.9	$ 135.2
Hotel | Credit Concentration Risk | Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of Fair Value	8.30%	8.60%